Business combinations, 2021 (Details) $ in Thousands											3 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($) MW	Nov. 25, 2021 USD ($) MW	Aug. 06, 2021 USD ($) Plant MW	Jul. 22, 2021 USD ($)	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 31, 2021	Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets												$ 542,728
Deferred tax asset												4,410
Other non-current assets												12,967
Cash & cash equivalents												21,012
Other current assets												61,010
Non-current project debt												(288,352)
Current project debt												(38,781)
Deferred tax liabilities												(4,910)
Other current and non-current liabilities												(87,881)
Non-controlling interests												(8,287)
Total net assets acquired at fair value												213,916
Asset acquisition - purchase price paid												(210,868)
Fair value of previously held 15% stake in Rioglass												(3,048)
Net result of business combinations												0
Revenue contributed by the acquisitions												163,500
Amount of profit after tax												800
Additional revenue amount												17,700
Additional amount of profit after tax												$ 3,300
Chile PV2 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW										40
Payment to acquire equity investment										$ 5,000
Percentage of non-controlling interests										65.00%
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets											$ 33,000
Other current assets											5,358
Total net assets acquired at fair value											38,358
Asset acquisition - purchase price paid											(38,358)
Net result of business combinations											0
Revenue contributed by the acquisitions											700
Amount of profit after tax											(400)
Additional revenue amount											200
Additional amount of profit after tax											$ 100
Rioglass [Member]
Business combinations [Abstract]
Percentage of interest acquired								42.50%				85.00%	42.50%
Ownership interest							57.50%	57.50%	15.00%
Acquisition, purchase price paid				$ 4,800				$ 8,600
Additional consideration paid								$ 3,700
Coso [Member]
Business combinations [Abstract]
Gross capacity | MW						135
Payment to acquire equity investment						$ 130,000
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets												$ 383,153
Deferred tax asset												0
Other non-current assets												11,024
Cash & cash equivalents												6,363
Other current assets												14,378
Non-current project debt												(248,544)
Current project debt												(13,415)
Deferred tax liabilities												0
Other current and non-current liabilities												(22,959)
Non-controlling interests												0
Total net assets acquired at fair value												130,000
Asset acquisition - purchase price paid												(130,000)
Fair value of previously held 15% stake in Rioglass												0
Net result of business combinations												0
Calgary District Heating Center [Member]
Business combinations [Abstract]
Gross capacity | MW					55
Payment to acquire equity investment					$ 22,900
Italy PV 1 and 2 [Member]
Business combinations [Abstract]
Number of solar plants acquired | Plant			2
Gross capacity | MW			3.7
Payment to acquire equity investment			$ 9,000
La Sierpe [Member]
Business combinations [Abstract]
Gross capacity | MW		20
Payment to acquire equity investment		$ 23,500
Italy PV 3 [Member]
Business combinations [Abstract]
Gross capacity | MW	2.5
Payment to acquire equity investment	$ 4,000
Other [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets												159,575
Deferred tax asset												4,410
Other non-current assets												1,943
Cash & cash equivalents												14,649
Other current assets												46,632
Non-current project debt												(39,808)
Current project debt												(25,366)
Deferred tax liabilities												(4,910)
Other current and non-current liabilities												(64,922)
Non-controlling interests												(8,287)
Total net assets acquired at fair value												83,916
Asset acquisition - purchase price paid												(80,868)
Fair value of previously held 15% stake in Rioglass												(3,048)
Net result of business combinations												$ 0